Revolving Facility and Deferred Financing Costs (Details) - Revolving Credit Facility Due September 2027 $ in Millions	1 Months Ended	3 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Total maximum borrowing capacity			$ 625.0
Term (in years)	4 years
Maximum leverage ratio		4.00
Borrowings required interest coverage ratio			3.00
Borrowings			$ 435.0
Deferred financing costs, net of accumulated amortization			$ 4.3	$ 3.9
Bottom of range
Disclosure of detailed information about borrowings [line items]
Standby fee percentage			0.422%
Bottom of range | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Basis rate adjustment			1.875%
Top of range
Disclosure of detailed information about borrowings [line items]
Standby fee percentage			0.788%
Top of range | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Basis rate adjustment			3.50%